Loss Per Share - Summary of Loss Per Share And weighted Average Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss - basic and diluted	$ (181,636)	$ (592,753)	$ (30,348)
Preferred share accretion	0	(11,327)	(31,870)
Net loss attributable to common stockholders – basic and diluted	$ (181,636)	$ (604,080)	$ (62,218)
Basic weighted average common stock outstanding	198,939,079	150,912,333	70,040,242
Diluted weighted average common stock outstanding	198,939,079	150,912,333	70,040,242
Loss per share attributable to common stockholders – Basic	$ (0.91)	$ (4)	$ (0.89)
Loss per share attributable to common stockholders – Diluted	$ (0.91)	$ (4)	$ (0.89)